Subsequent events (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)
Notes and other explanatory information [abstract]
Payment for agreement	$ 172	R$ 832
Initial installment percentage	35.00%	35.00%